Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of land use rights	$ 222	$ 223	$ 217
Future amortization expense of land use rights per year	$ 222
Amortization period of land use rights	5 years